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                              FINANCIAL SOLUTIONS

                         HOW TO EARN MORE AND PAY LESS
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Municipal  bond  funds are one of the last great tax  shelters  in  America.  If you're in a high tax bracket, chances are you'll earn extra income in a tax free fund. How much more? Compare the after-tax yield on a taxable fund with the tax-free yield of a municipal bond fund, based on your marginal tax bracket.

     TO MATCH A        YOU WOULD NEED AN EQUIVALENT
     TAX-FREE          TAXABLE YIELD OF:
     YIELD OF:         28%           31%               36%           39.6%


         3%           4.17%         4.34%            4.68%           4.97%
         4%           5.56%         5.80%            6.25%           6.62%
         5%           6.94%         7.25%            7.81%           8.28%
         6%           8.33%         8.70%            9.38%           9.93%
         7%           9.72%        10.14%           10.94%          11.59%

The tax-free yields shown are hypothetical and do not assure performance.

United Services' tax-free funds invest only in investment-grade municipal bonds and provide monthly tax-free dividends. The only difference between our high quality tax-free funds is the maturity of the securities held in their portfolios.

*    100% No Load
*    Monthly Dividend Income
*    Investment-Grade Securities

TWO WAYS TO CUT YOUR TAXES

The U.S. Tax Free Fund, in order to maintain a higher level of current income, invests in securities with varying periods of maturity. The United Services Near-Term Tax Free Fund invests in securities with shorter maturities which tend to provide greater share price stability than a portfolio of securities with longer maturities.
                          ---------------------------
                               U.S. TAX FREE FUND
                                 as of 2/23/96

                                Average Maturity
                                   7.2 years

                                     4.96%
                                30-day SEC Yield
                                     8.21%
                              Tax-equivalent Yield

                          Average Annual Total Returns
                                     10.19%
                                     1-Year
                                     7.15%
                                     5-Year
                                     7.36%
                                    10-Year
                          ---------------------------
                              UNITED SERVICES NEAR-
                               TERM TAX FREE FUND
                                 as of 2/23/96
                                Average Maturity
                                   4.3 years

                                     3.92%
                                30-day SEC Yield
                                     6.49%
                              Tax-equivalent Yield

                          Average Annual Total Returns
                                     6.19%
                                     1-Year
                                     6.59%
                                     5-Year
                                     6.36%
                                Since Inception
                          ---------------------------

*****EARNED MUTUAL FUND MAGAZINE'S 5-STAR ALL-STAR RATING*

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TAX QUIZ ANSWERS
1.   C)   1861
2    D)   NO ONE FILED A RETURN.  WHEN CONGRESS ESTABLISHED THE TAX, IT FAILED
          TO SET UP ANY GOVERNMENT APPARATUS TO COLLECT IT.
3.   D)   1872
4.   B)   BENJAMIN FRANKLIN
5.   C)   ALL OF THE ABOVE. UNITED SERVICES TAX-FREE FUNDS CAN HELP YOU
          LOWER YOUR TAX BILL.

Like all other mutual funds, fund shares are not backed by the U.S. government. Past performance is no guarantee of future results. Investment return and principal value will fluctuate. You may have a gain or loss when you sell shares. The Funds' Advisor has guaranteed total fund operating expenses for the U.S. Tax Free Fund and the United Services Near-Term Tax Free Fund (as a percentage of net assets) will not exceed 0.40% and 0.70%, respectively, on an annualized basis through 6/30/96 and until such later date as the Advisor determines. This guarantee had the effect of increasing yields and total return. Some income may be subject to state, federal or AMT taxes for certain investors. *The formula compares average weekly return over the last two to ten years to the volatility of those weekly returns. The funds' modified sharp ratios are ranked from highest to lowest. The funds with the 20% highest ratios are awarded 5 stars.

 ...............................[Perforation]....................................

[Front of Business reply card]

Yes! I would like to learn more about tax-free investing with United Services Funds. Please send me a free investment kit including a prospectus describing fees and expenses. I will read the prospectus carefully before investing.


Name                                                                      TWM182
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Address
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City, State, Zip Code
                     ----------------------------------------
Daytime Phone
             ------------------------------------------------

FOR IMMEDIATE TAX-RELIEF                            [United Services Funds logo]
CALL 1-800-557-2297, EXT. 119

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INSIDE:
TWO SOLUTIONS
TO HIGH TAXES

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[Dark background with screen of $100 bills in the background]

                      ARE YOU "TAX WISE"? TEST YOUR TAX IQ

1. The first U.S. income tax was enacted in what year?

                  A)       1789
                  B)       1798
                  C)       1861
                  D)       1895

2. How many tax returns were filed before the deadline set for the nation's first income tax?

                  A)       1,500
                  B)       4,000
                  C)       9,000
                  D)       none of the above

3. The first U.S. income tax ended in what year?

                  A)       1794
                  B)       1798
                  C)       1861
                  D)       1872

4. Who said: "In this world, nothing can be said to be certain, except death and taxes"?

                  A)       Thomas Jefferson
                  B)       Benjamin Franklin
                  C)       Abraham Lincoln
                  D)       Uncle Sam

5. Which of the following investment products can help you lower your federal tax bill?

                  A)       U.S. Tax Free Fund
                  B)       United Services Near-Term Tax Free Fund
                  C)       all of the above

See ANSWERS inside.

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[Photograph of Creston A. King III]

Creston A. King III
Portfolio Manager
Chartered Financial Analyst

 ...............................[Perforation]....................................

[Back of Business reply card]

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          UNITED SERVICES FUNDS                                  --------------
          PO BOX 781234                                          --------------
          SAN ANTONIO TX 78278-9971                              --------------
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